S-K 1602(c) Dilution	Jul. 15, 2026 USD ($) $ / shares shares
Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.1
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.9
Net Tangible Book Value	$ (22,540)
Net Tangible Book Value, Adjusted	$ 194,480,960
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	27,416,667
With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.09
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.91
Net Tangible Book Value	$ (22,540)
Net Tangible Book Value, Adjusted	$ 223,514,960
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	31,476,667
Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.52
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.48
Net Tangible Book Value	$ (22,540)
Net Tangible Book Value, Adjusted	$ 145,980,960
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	22,416,667
Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.51
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.49
Net Tangible Book Value	$ (22,540)
Net Tangible Book Value, Adjusted	$ 167,739,960
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	25,726,667
Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.6
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.4
Net Tangible Book Value	$ (22,540)
Net Tangible Book Value, Adjusted	$ 97,480,960
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,416,667
Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.6
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.4
Net Tangible Book Value	$ (22,540)
Net Tangible Book Value, Adjusted	$ 111,964,960
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	19,976,667
Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.94
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.06
Net Tangible Book Value	$ (22,540)
Net Tangible Book Value, Adjusted	$ 48,980,960
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	12,416,667
Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.95
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.05
Net Tangible Book Value	$ (22,540)
Net Tangible Book Value, Adjusted	$ 56,189,960
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	14,226,667
Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.06
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.94
Net Tangible Book Value	$ (22,540)
Net Tangible Book Value, Adjusted	$ 480,960
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	7,416,667
Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.05
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.95
Net Tangible Book Value	$ (22,540)
Net Tangible Book Value, Adjusted	$ 414,960
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	8,476,667
Public Units [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.1
Public Units [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.09
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.52
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.51
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.6
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.6
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.94
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.95
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.06
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.05
Net Proceeds From This Offering And The Sale Of The Placement Shares [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ 202,700,000
Net Proceeds From This Offering And The Sale Of The Placement Shares [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	232,700,000
Net Proceeds From This Offering And The Sale Of The Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	202,700,000
Net Proceeds From This Offering And The Sale Of The Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	232,700,000
Net Proceeds From This Offering And The Sale Of The Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	202,700,000
Net Proceeds From This Offering And The Sale Of The Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	232,700,000
Net Proceeds From This Offering And The Sale Of The Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	202,700,000
Net Proceeds From This Offering And The Sale Of The Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	232,700,000
Net Proceeds From This Offering And The Sale Of The Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	202,700,000
Net Proceeds From This Offering And The Sale Of The Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	232,700,000
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	37,500
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	37,500
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	37,500
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	37,500
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	37,500
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	37,500
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	37,500
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	37,500
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	37,500
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	37,500
Less Deferred Underwriting Commissions [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(8,000,000)
Less Deferred Underwriting Commissions [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(9,200,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,000,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,900,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(4,000,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(4,600,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(2,000,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(2,300,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	0
Less Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	0
Less Overallotment Liability [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(234,000)
Less Overallotment Liability [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	0
Less Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(234,000)
Less Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	0
Less Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(234,000)
Less Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	0
Less Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(234,000)
Less Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	0
Less Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(234,000)
Less Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	0
Less Amounts Paid For Redemptions [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	0
Less Amounts Paid For Redemptions [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	0
Less Amounts Paid For Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(50,500,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(58,075,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(101,000,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(116,150,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(151,500,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(174,225,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(202,000,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (232,300,000)
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(1,000,000)
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	0
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(1,000,000)
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	0
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(1,000,000)
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	0
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(1,000,000)
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	0
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(1,000,000)
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	0
Ordinary Shares Offered [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	20,000,000
Ordinary Shares Offered [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	23,000,000
Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	20,000,000
Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	23,000,000
Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	20,000,000
Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	23,000,000
Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	20,000,000
Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	23,000,000
Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	20,000,000
Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	23,000,000
Private Placement Shares [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	750,000
Private Placement Shares [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	810,000
Private Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	750,000
Private Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	810,000
Private Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	750,000
Private Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	810,000
Private Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	750,000
Private Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	810,000
Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	750,000
Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	810,000
Less Ordinary Shares Redeemed [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	0
Less Ordinary Shares Redeemed [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	0
Less Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(5,000,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(5,750,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(10,000,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(11,500,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(15,000,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(17,250,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(20,000,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(23,000,000)